United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08403

ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2011

Date of reporting period: July 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Real Estate Investment Fund II

Portfolio of Investments

July 31, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.6%
Equity: Other - 42.6%
Diversified/Specialty - 37.4%
BioMed Realty Trust, Inc.	514,100	$10,086,642
British Land Co. PLC	1,595,261	15,259,102
Cheung Kong Holdings Ltd.	541,000	8,241,611
Coresite Realty Corp.	215,006	3,620,701
Dexus Property Group	13,080,309	12,424,001
Digital Realty Trust, Inc.	174,000	10,650,540
Dundee International Real Estate Investment Trust (a)	101,498	1,062,306
Dundee Real Estate Investment Trust	175,991	5,971,666
Evergrande Real Estate Group Ltd.	5,894,000	4,412,763
Fonciere Des Regions	86,400	8,424,967
Forest City Enterprises, Inc. (a)	214,595	3,864,856
H&R Real Estate Investment Trust	203,421	4,677,544
Hysan Development Co., Ltd.	1,332,521	6,253,251
Kerry Properties Ltd.	2,884,646	13,916,310
Land Securities Group PLC	939,825	13,131,852
Lend Lease Group	890,409	8,660,038
Mitsubishi Estate Co., Ltd.	1,036,000	18,577,822
Mitsui Fudosan Co., Ltd.	1,791,000	34,219,336
New World Development Ltd.	4,850,120	7,146,104
Overseas Union Enterprise Ltd.	1,843,000	4,416,911
Savills PLC	338,790	1,881,867
Soho China Ltd.	11,100,000	10,030,717
Sumitomo Realty & Development Co., Ltd.	275,000	6,789,099
Sun Hung Kai Properties Ltd.	1,820,000	27,662,124
Sunac China Holdings Ltd. (a)	3,008,400	1,009,855
Swire Pacific Ltd.	569,000	8,004,224
Telecity Group PLC (a)	912,787	8,259,208
Unibail-Rodamco SE	130,559	29,065,747
UOL Group Ltd.	1,245,000	5,327,262
Washington Real Estate Investment Trust	114,729	3,673,623
Wharf Holdings Ltd.	187,000	1,368,757
Wheelock & Co., Ltd.	1,583,000	6,746,932

		304,837,738

Health Care - 4.7%
Chartwell Seniors Housing Real Estate Investment Trust	953,300	7,842,313
Health Care REIT, Inc.	237,862	12,554,356
National Health Investors, Inc.	127,751	5,811,393
Ventas, Inc.	221,600	11,995,208

		38,203,270

Triple Net - 0.5%
Entertainment Properties Trust	88,397	4,109,577

		347,150,585

Retail - 16.4%
Regional Mall - 11.5%
BR Malls Participacoes SA	897,700	10,453,920
Glimcher Realty Trust	1,398,300	13,773,255
Multiplan Empreendimentos Imobiliarios SA	204,019	4,407,026
Simon Property Group, Inc.	367,296	44,262,841
Taubman Centers, Inc.	36,429	2,182,097

Company	Shares	U.S. $ Value
Westfield Group	2,126,727	$18,581,136

		93,660,275

Shopping Center/Other Retail - 4.9%
Klepierre	320,172	11,971,315
Link REIT (The)	1,364,354	4,793,538
Primaris Retail Real Estate Investment Trust	225,279	4,871,280
RioCan Real Estate Investment Trust (Toronto)	236,405	6,423,228
Weingarten Realty Investors	445,139	11,448,975

		39,508,336

		133,168,611

Residential - 16.1%
Manufactured Homes - 0.1%
Equity Lifestyle Properties, Inc.	15,100	983,916

Multi-Family - 10.9%
BRE Properties, Inc.	205,350	10,776,768
Camden Property Trust	181,900	12,200,033
Colonial Properties Trust	383,100	8,255,805
Equity Residential	47,024	2,907,024
Essex Property Trust, Inc.	76,680	10,762,805
GSW Immobilien AG (a)	134,404	4,721,906
Home Properties, Inc.	131,233	8,598,386
Mid-America Apartment Communities, Inc.	144,367	10,219,740
Rossi Residencial SA	1,067,400	8,018,319
Stockland	2,725,780	9,128,679
Wing Tai Holdings Ltd.	2,415,000	2,962,875

		88,552,340

Self Storage - 5.1%
Big Yellow Group PLC	1,905,170	8,953,793
Extra Space Storage, Inc.	385,400	8,193,604
Public Storage	110,893	13,266,129
U-Store-It Trust	1,017,000	10,831,050

		41,244,576

		130,780,832

Office - 11.3%
Office - 11.3%
Beni Stabili SpA	5,948,881	5,295,963
Boston Properties, Inc.	176,899	18,991,877
Castellum AB	608,859	8,807,746
Cominar Real Estate Investment Trust	259,640	6,144,184
Douglas Emmett, Inc.	502,389	10,047,780
Duke Realty Corp.	756,400	10,619,856
Great Portland Estates PLC	855,200	5,824,223
Hongkong Land Holdings Ltd.	1,968,000	13,201,710
Kilroy Realty Corp.	111,322	4,294,803
Norwegian Property ASA	1,187,948	2,494,928
SL Green Realty Corp.	4,738	388,611
Sponda Oyj	1,149,400	6,328,958

		92,440,639

Lodging - 7.4%
Lodging - 7.4%
Ashford Hospitality Trust, Inc.	691,034	7,532,271
Great Eagle Holdings Ltd.	1,701,000	5,601,936

Company	Shares	U.S. $ Value
Hyatt Hotels Corp.(a)	208,690	$8,095,085
InnVest Real Estate Investment Trust	1,075,636	6,405,745
Intercontinental Hotels Group PLC	457,703	9,031,634
Kosmopolito Hotels International Ltd. (a)	6,939,000	1,516,928
LaSalle Hotel Properties	255,094	6,379,901
RLJ Lodging Trust(a)	349,656	6,021,076
Sunstone Hotel Investors, Inc. (a)	552,046	4,918,730
Wyndham Worldwide Corp.	142,900	4,942,911

		60,446,217

Industrials - 3.8%
Industrial Warehouse Distribution - 2.5%
Ascendas Real Estate Investment Trust	4,044,000	6,848,657
Global Logistic Properties Ltd. (a)	2,880,000	4,821,626
ProLogis, Inc.	234,087	8,340,520

		20,010,803

Mixed Office Industrial - 1.3%
Goodman Group	14,367,900	10,721,741

		30,732,544

Total Investments - 97.6% (cost $661,491,208) (b)	794,719,428	794,719,428
Other assets less liabilities – 2.4%		19,171,515

Net Assets - 100.0%		$813,890,943

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at July 31, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLC:
New Zealand Dollar settling 8/15/11	15,475	$11,937,879	$13,589,151	$1,651,272
BNP Paribas SA:
Japanese Yen settling 8/15/11	978,293	11,477,813	12,709,795	1,231,982
Canadian Imperial Bank of Commerce:
Swiss Franc settling 11/15/11	12,387	14,771,223	15,762,646	991,423
Citibank NA:
Euro settling 8/15/11	6,440	9,140,543	9,251,038	110,495
Swiss Franc settling 11/15/11	14,162	17,287,007	18,021,361	734,354
Deutsche Bank AG London:
Euro settling 8/15/11	13,622	19,578,628	19,567,956	(10,672)
Great British Pound settling 8/15/11	6,073	9,871,965	9,967,209	95,244
Swedish Krona settling 8/15/11	160,712	25,553,241	25,527,254	(25,987)
Swiss Franc settling 8/15/11	3,064	3,474,081	3,893,752	419,671
Swiss Franc settling 8/15/11	4,392	5,212,190	5,581,383	369,193
Goldman Sachs International:
Australian Dollar settling 8/15/11	17,571	18,439,271	19,274,344	835,073
Royal Bank of Canada:

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at July 31, 2011	Unrealized Appreciation/ (Depreciation)
Norwegian Krone settling 8/15/11	139,732	$25,218,741	$25,931,592	$712,851
Royal Bank of Scotland PLC:
New Zealand Dollar settling 8/15/11	14,696	11,374,704	12,905,083	1,530,379
Standard Chartered Bank:
Japanese Yen settling 8/15/11	866,767	10,753,199	11,260,870	507,671
UBS AG:
Japanese Yen settling 8/15/11	627,326	7,761,150	8,150,099	388,949
Westpac Banking Corp.:
Australian Dollar settling 8/15/11	13,707	14,542,305	15,035,765	493,460
Australian Dollar settling 8/15/11	4,459	4,581,533	4,891,258	309,725
Australian Dollar settling 8/15/11	3,838	3,993,209	4,210,058	216,849
New Zealand Dollar settling 8/15/11	2,825	2,226,001	2,480,733	254,732
Sale Contracts
Barclays Bank PLC:
Canadian Dollar settling 8/15/11	4,222	4,368,565	4,417,600	(49,035)
Great British Pound settling 11/15/11	9,877	15,793,817	16,194,437	(400,620)
BNP Paribas SA:
Great British Pound settling 8/15/11	7,203	11,741,034	11,821,802	(80,768)
Great British Pound settling 8/15/11	20,580	33,647,477	33,776,578	(129,101)
Citibank NA:
Canadian Dollar settling 8/15/11	23,593	24,405,963	24,686,034	(280,071)
Euro settling 8/15/11	7,490	10,811,238	10,759,359	51,879
Euro settling 8/15/11	12,572	17,973,208	18,059,635	(86,427)
Euro settling 11/15/11	14,813	21,118,257	21,229,958	(111,701)
Credit Suisse London Branch (GFX):
Canadian Dollar settling 8/15/11	11,864	12,183,825	12,413,644	(229,819)
Norwegian Krone settling 8/15/11	11,900	2,185,973	2,208,413	(22,440)
Deutsche Bank AG London:
Great British Pound settling 8/15/11	4,047	6,557,152	6,642,071	(84,919)
UBS AG:
New Zealand Dollar settling 8/15/11	3,799	3,262,410	3,336,037	(73,627)

				$9,320,015

(a)	Non-income producing security.
(b)	As of July 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $149,363,401 and gross unrealized depreciation of investments was $(16,135,181), resulting in net unrealized appreciation of $133,228,220.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

REIT	-	Real Estate Investment Trust

COUNTRY BREAKDOWN *

July 31, 2011 (unaudited)

41.0%	United States
13.1%	Hong Kong
7.8%	United Kingdom
7.5%	Japan
7.5%	Australia
6.2%	France
5.5%	Canada
3.1%	Singapore
2.9%	Brazil
1.9%	China
1.1%	Sweden
0.8%	Finland
0.7%	Italy
0.6%	Germany
0.3%	Other

100.0%	Total Investments

*	All data are as of July 31, 2011. The Fund’s country breakdowns are expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.3% or less in the following countries: Norway.

AllianceBernstein Global Real Estate Investment Fund II

July 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2011:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Equity:Other	$93,823,668	$259,347,994	$—	$353,171,662
Retail	97,822,622	35,345,989	—	133,168,611
Residential	109,735,485	21,045,347	—	130,780,832
Office	50,487,111	41,953,527	—	92,440,638
Lodging	38,274,643	16,150,498	—	54,425,141
Industrials	8,340,520	22,392,024	—	30,732,544

Total Investments in Securities	398,484,049	396,235,379+	—	794,719,428
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts	—	10,905,202	—	10,905,202
Liabilities:
Forward Currency Exchange Contracts	—	(1,585,187)	—	(1,585,187)

Total	$398,484,049	$405,555,394	$—	$804,039,443

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

Exhibit No.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Institutional Funds, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	September 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	September 23, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	September 23, 2011